Financial Instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 20 -	FINANCIAL INSTRUMENTS

a.	Principal accounting policies:

The principal accounting policies adopted by the Group in respect of financial instruments and equity components including recognition criteria, measurement and charges to the statement of income and other comprehensive income are included in note 2.

b.	Balances of financial instruments by categories:

1.	Composition:

	December 31,
	2017	2016
	NIS in thousands

Financial assets
Cash and cash equivalents	465,740	89,688
Loans and receivables	44,545	88,199
Available for sale financial instruments	4,032	4,091

	514,317	181,978
Financial Liabilities
Derivative financial liabilities at fair value through profit and loss	-	1,832
Financial liabilities at amortized cost	1,088,479	2,051,905

	1,088,479	2,053,737

2.	Additional information:

As for financing income and expenses resulting from the aforementioned financial instruments - see note 16e.

c.	Management of financial risks:

The operations of the Group expose it to risks that relate to various financial instruments, such as: market risks (including currency risk, cash flow risk with respect to interest rates and other price risk), credit risk and liquidity risk.

Market risk - is the risk that the fair value or future cash flow of financial instruments will fluctuate because of changes in market prices

Credit risk - is the risk of financial loss to the Group if counterparty to a financial instrument fails to meet its contractual obligations.

Liquidity risk - is the risk that the Group will not be able to meet its financial obligations as they fall due.

The comprehensive risk management program of the Group focuses on actions to minimize the possible negative effects on the financial performance of the Group. In certain cases, the Group uses derivatives financial instruments in order to mitigate certain risk exposures.

The Company’s board of directors has overall responsibility for the establishment and oversight of the Group’s risk management framework. The board is managing the risks faced by the Group, and confirms that any appropriate actions have been or are being taken to address any weaknesses.

The Group has exposure to the following risks which are related to financial instruments:

1.	Foreign currency risk:

The Group has international activities in many countries and therefore it is exposed to foreign currency risks as a result of fluctuations in the different exchange rates.

Foreign currency risks are derived from transactions executed and/or financial assets and liabilities held in currency which is different than the functional currency of the Group’s entity which executed the transaction or hold these financial assets and liabilities. In order to minimize such exposure the Group policy is to hold financial assets and liabilities in a currency which is the functional currency or the Group’s entity. The Company’s functional currency is the NIS and its investees use different functional currencies (mainly the EURO, Indian Rupee and the RON).

The following tables present sensitivity analysis to a change of 10% in the Group’s main foreign currencies against their relevant functional currency and their effect on the statements of income and the shareholders’ equity (before tax and before capitalizing any exchange results to qualified assets):

As of December 31, 2017:

	Functional currency	Linkage currency	Change in the exchange rate (%)	Profit (loss)
				In thousand NIS
Assets
Cash and deposits	NIS	EURO	+10%	368
Cash and deposits	NIS	USD	+10%	131
Cash and deposits	EURO	PLN	+10%	174
Cash and deposits	EURO	USD	+10%	243
Cash and deposits	EURO	NIS	+10%	13,305
				14,221
Financial liabilities
Loans at amortized cost	EURO	PLN	+10%	(2,125)
Notes at amortized cost	EURO	NIS	+10%	(46,425)
				(48,550)

As of December 31, 2016:

	Functional currency	Linkage currency	Change in the exchange rate (%)	Profit (loss)
				In thousand NIS
Assets
Cash and deposits	NIS	EURO	+10%	501
Cash and deposits	NIS	USD	+10%	181
Cash and deposits	EURO	PLN	+10%	947
Cash and deposits	EURO	USD	+10%	135
Cash and deposits	EURO	USD	+10%	260

				2,024
Financial liabilities
Loans at amortized cost	NIS	EURO	+10%	(5,908)
Loans at amortized cost	EURO	PLN	+10%	(4,271)
Notes at amortized cost	EURO	NIS	+10%	(67,859)
Loans at amortized cost	RON	EURO	+10%	(36,992)

				(115,030)

As of December 31, 2015:

	Functional currency	Linkage currency	Change in the exchange rate (%)	Profit (loss)
				In thousand NIS
Assets
Cash and deposits	NIS	EURO	+10%	1,637
Cash and deposits	EURO	NIS	+10%	857
Cash and deposits	EURO	PLN	+10%	883
Cash and deposits	EURO	RON	+10%	1,163
Cash and deposits	EURO	USD	+10%	1,005

				5,545
Financial liabilities
Loans at amortized cost	NIS	EURO	+10%	(15,746)
Loans at amortized cost	EURO	PLN	+10%	(5,503)
Notes at amortized cost	EURO	NIS	+10%	(71,615)
Loans at amortized cost	RON	EURO	+10%	(25,344)

				(118,208)

2.	Credit risk:

The Group holds cash and cash equivalents, short term investments and other long- term investments in financial instruments in various reputable banks and financial institutions. These banks and financial institutions are located in different geographical regions, and it is the Group’s policy to disperse its investments among different banks and financial institutions. The maximum credit risk exposure of the Group is approximate to the financial assets presented in the balance sheet.

Due to the nature of it activity, the company, which operate at commercial centers, are not materially exposed to credit risks stemming from dependence on a given customer. The company examine on an ongoing basis the credit amounts extended to their customers and, accordingly, record a provision for doubtful debts based on those factors they consider having an effect on specific customers.

3.	Interest rate risk:

Fair value risk:

A significant portion of the Group’s long term loans and notes bearing a fixed interest rate and are therefore exposed to change in their fair value as a result of changes in the market interest rate. The vast majority of these loans and notes are measured at amortized cost and therefore changes in the fair value will not have any effect on the statement of income.

For further information see note 11.

Cash flow risk

Part of the Group’s long term borrowings are bearing variable interest rate (see note 11). Cash and cash equivalent, short term deposits and short term bank credits are mainly deposited in or obtained at variable interest rate. Change in the market interest rate will affect the Group’s finance income and expenses and its cash flow.

The following table presents the effect of an increase of 1% in the Libor rate with respect to financial assets and liabilities which are exposed to cash flow risk (before tax and before capitalization to qualifying assets):

	Profit (loss)
	Year ended December 31,
	2017	2016	2015
	NIS in thousands

Loans linked to the EURO (*)	-	(3,918)	(5,928)
Notes linked to the PLN	(213)	(427)	(550)

	(213)	(4,345)	(6,478)

4.	Liquidity risk:

The Group’s capital resources include the following: (a) proceeds from sales of trading property and real estate assets subject to market condition (b) lines of credit obtained from banks, and others; (c) proceeded from sales of shares in the Group held companies in the medical field (d) available cash and cash equivalents. Such resources are used for the following activities:

a)	Interest and principal payments on the Group notes and loans;

b)	Payment of general and administrative expenses;

As for the Company’s financial positon and PC’s going concern - see note 1c and 7 b2 respectively.

The following tables present the cash flow of financial liabilities and assets (principal and interest) in accordance with the contractual repayment dates:

As of December 31, 2017:

	1st year (i)	2nd year	3rd year	4th year	5th year and thereafter	Total
	NIS in thousands
Financial liabilities
Borrowing with fixed interest rate
PC’s notes linked to the Israeli CPI (1)	238,898	236,812	55,566	-	-	531,276
Notes linked to the Israeli CPI	303,564	310,222	-	-	-	613,786

	542,462	547,034	55,566	-	-	1,145,062
Borrowing with variable interest rate
Notes linked to the PLN	21,949	-	-	-	-	21,949

Suppliers, payable and other credit balances	47,999	-	-	-	-	47,999

Total financial liabilities	612,410	547,034	55,566	-	-	1,215,010

Financial assets
Cash and cash equivalent	465,740	-	-	-	-	465,740
Short term deposits	10,496	-	-	-	-	10,496
Trade receivables and other receivables	3,210	-	-	-	-	3,210
Long term deposits, loans and investments	-	-	33,221	-	1,653	34,874

Total financial assets	479,446	-	33,221	-	1,653	514,320

As of December 31, 2016:

	1st year (i)	2nd year	3rd year	4th year	5th year and thereafter	Total
	NIS in thousands
Financial liabilities
Borrowing with fixed interest rate
Loans linked to EURO	29,376	29,719	30,495	334,890	-	424,480
PC’s notes linked to the Israeli CPI (1)	211,934	152,116	387,256	61,481	-	812,787
Notes linked to the Israeli CPI	17,770	303,564	310,486	-	-	631,820

	259,080	485,399	728,237	396,371	-	1,869,087
Borrowing with variable interest rate
Loans linked to the EURO	261,453	9,923	10,588	89,784	53,240	424,988
Notes linked to the PLN	16,542	30,393	-	-	-	46,935

	277,995	40,316	10,588	89,784	53,240	471,923
Suppliers, payable and other credit balances	53,532	-	-	1,972	-	55,504

Total financial liabilities	590,607	525,715	738,825	488,127	53,240	2,396,514

Financial assets
Cash and cash equivalent	89,688	-	-	-	-	89,688
Short term deposits	39,527	-	-	-	-	39,527
Trade receivables and other receivables	54,577	-	-	-	-	54,577
Long term deposits, loans and investments	-	2,827	-	13,593	-	16,420

Total financial assets	183,792	2,827	-	13,593	-	200,212

(1)	This note assumes the minimum contractual payments on the debentures to achieve the Deferral see note 11 e

5.	Consumer Price Index (“CPI”) risk:

A significant part of the Group borrowings consists of notes raised by the Company and PC in the Tel Aviv Stock Exchange which are linked to the increase in the Israeli CPI above the base index at the date of the notes issuance. An increase of 2% in the Israeli CPI will cause an increase in the Group finance expenses for the years ended December 31, 2017, 2016 and 2015 (before tax) in the amount of NIS 20 million, NIS 23 million and NIS 25 million, respectively.

6.	Collaterals:

The following table presents the book value of financial assets which are used as collaterals for the Group’s liabilities:

	December 31,
	2017	2016
	NIS in thousands

Long term borrowings	-	38,117
Guarantees provided by the Group	1,813	2,363

	1,813	40,480

3.	Fair value levels:

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which the fair value is observable:

●	Level 1: fair value measurements derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

●	Level 2: fair value measurements derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

●	Level 3: fair value measurements derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The following table presents the book value and fair value of the Group’s financial assets (liabilities), which are presented in the financial statements at other than their fair value:

		December 31
		2017		2016
		Book Value	Fair Value	Book Value	Fair Value
	Level	NIS in thousands

Long- term loans at fixed interest rate	Level 3	-	-	(369,923)	(369,923)
Notes	Level 1	(1,024,168)	(911,051)	(1,219,929)	(1,071,436)

		(1,024,168)	(911,051)	(1,589,852)	(1,441,359)